Revenues (Details) - Schedule of Disaggregated By Geographical Region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 159,751	$ 166,603	$ 309,128	$ 330,032
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	102,195	107,225	192,275	205,792
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	36,884	35,212	74,764	75,267
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	20,672	24,166	42,089	48,973
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	28,975	32,868	50,161	61,850
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	12,054	14,760	23,456	29,837
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,284	11,235	15,148	21,693
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	33,757	34,662	66,329	66,016
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	17,910	14,268	36,821	32,093
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,132	7,928	18,168	17,305
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	50,639	50,882	99,045	101,238
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	39,463	39,695	75,785	77,926
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,920	6,184	14,487	13,337
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,256	$ 5,003	$ 8,773	$ 9,975